PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations

The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2019, and the statement of funds status as of December 31, 2020:

	December 31,
	2019	2020

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,177	$2,368
Service cost	12	-
Interest cost	47	53
Expenses paid	(203)	(201)
Exchange rates differences	(26)	49
Actuarial loss	361	241

Projected benefit obligation at end of year	$2,368	$2,510

Schedule of Assumptions Used

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2019 and 2020 are as follows:

	December 31,
	2019	2020
Weighted-average assumptions
Discount rate	2.30%	1.70%
Rate of compensation increase	2.25%	2.25%

Schedule of Net Benefit Costs

The following table provides the components of net periodic benefits cost for the years ended December 31, 2018, 2019 and 2020:

	December 31,
	2018	2019	2020
Components of net periodic benefit cost
Service cost	$16	$12	$-
Interest cost	47	47	53

Net periodic benefit cost	$63	$59	$53

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,
2020

2021	$191
2022	164
2023	156
2024	149
2025 and thereafter	1,850

$2,510